GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Net Other Intangible Assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 15,589	$ 8,857
Accumulated amortization	4,740	3,455
Other intangible assets, net	10,849	5,402
Core technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	13,384	7,034
Accumulated amortization	3,442	2,315
Other intangible assets, net	9,942	4,719
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	1,981	1,599
Accumulated amortization	1,214	1,084
Other intangible assets, net	767	515
Non-competition agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	224	224
Accumulated amortization	84	56
Other intangible assets, net	$ 140	$ 168